UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

Pursuant to Section 15G of the

Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period ____________ to ____________.

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period ____________ to ____________.

☒	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period January 1, 2019 to December 31, 2019.

Date of Report (Date of earliest event reported):

February 14, 2020 (January 1, 2019)

The CIT Group/Equipment Financing, Inc.

(Exact name of securitizer as specified in its charter)

025-00504	0001474156
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

James P. Shanahan, Chief Regulatory Counsel, (973) 740-5000

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2)(ii), The CIT Group/Equipment Financing, Inc., as securitizer, has indicated by check mark that there is no activity to report for the annual period ended on December 31, 2019.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

THE CIT GROUP/EQUIPMENT FINANCING, INC. (Securitizer)

By:	/s/ Mark A. Carlson
Name: Mark A. Carlson
Title: Senior Vice President & Treasury Controller

Date: February 14, 2020